NY LIFE LOGO

New York Life Insurance Company
51 Madison Avenue, New York, NY 10010
(212) 576-5522 Fax: (212) 576-7101
E-mail : charles_f_furtado@newyorklife.com
www.newyorklife.com

Charles F. Furtado, Jr.
Assistant General Counsel

VIA EDGAR

November 19, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Universal Life Separate Account – I
File No. 333-166664

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 6 on Form N-6 that was filed by the Registrant on November 13, 2012 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on November 13, 2012.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-5522.

Very truly yours,

/s/ Charles F. Furtado, Jr.
Charles F. Furtado, Jr. Assistant General Counsel